UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                            Form 13F

                                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.): 	[   ] is a restatement.
					[ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Chautauqua Capital Management, LLC
Address:  921 Walnut Street, Suite 250
          Boulder, CO 80302

13 File Number: 28-6046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager :

Name:      John Lynch
Title:     Chief Operating Officer
Phone:
Signature, Place and Date of Signing:

    John Lynch  Boulder,CO  February 13, 2013

Report Type (Check only one.) :

[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    111253



List of Other Included Managers:NONE

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
ABB LTD       		     ADRS STOCKS      000375204     5983    287766 SH       SOLE                  131563         0    156203
ACCENTURE PLC IRELAND	     ADRS STOCKS      G1151C101     2346     35274 SH       SOLE                   15784         0     19490
APPLE INC             	     COMMON STOCK     037833100     7482     14036 SH       SOLE                    7625         0      6411
ASML HOLDING N V             ADRS STOCKS      N07059210     6455    100215 SH       SOLE                   45708         0     54507
BAIDU INC. ADR               ADRS STOCKS      056752108     9175     91480 SH       SOLE                   42921         0     48559
CHECK POINT SOFTWARE TECH LT ADRS STOCKS      M22465104     6573    137964 SH       SOLE                   63292         0     74672
COACH INC                    COMMON STOCK     189754104     3445     62064 SH       SOLE                   34394         0     27670
COGNIZANT TECHNOLOGY SOLUTIO ADRS STOCKS      192446102     3165     42740 SH       SOLE                   18089         0     24651
COMPANHIA DE BEBIDAS DAS AME ADRS STOCKS      20441W203     7438    177127 SH       SOLE                   94888         0     82239
DELPHI AUTOMOTIVE PLC        ADRS STOCKS      G27823106     6872    179654 SH       SOLE                   73055         0    106599
E M C CORP MASS              COMMON STOCK     268648102     4169    164773 SH       SOLE                   69761         0     95012
EXPRESS SCRIPTS HLDG CO      COMMON STOCK     30219G108     4132     76516 SH       SOLE                   36546         0     39970
GOLDMAN SACHS GROUP INC      COMMON STOCK     38141G104     3794     29744 SH       SOLE                   14520         0     15224
GOOGLE INC	             COMMON STOCK     38259P508     6640      9360 SH       SOLE                    4705         0      4655
GREEN MTN COFFEE ROASTERS IN COMMON STOCK     393122106     3842     92903 SH       SOLE                   49644         0     43259
LULULEMON ATHLETICA INC      COMMON STOCK     550021109     2524     33109 SH       SOLE                   15225         0     17884
MONDELEZ INTL INC            ADRS STOCKS      609207105     1057     41490 SH       SOLE                   19851         0     21639
NOVO NORDISK AS              ADRS STOCKS      670100205     5933     36352 SH       SOLE                   16598         0     19754
PETROLEO BRASILEIRO SA PETRO ADRS STOCKS      71654V408     4630    237807 SH       SOLE                  109913         0    127894
POTASH CORP SASK INC         COMMON STOCK     73755L107     4993    122697 SH       SOLE                   56141         0     66556
PRICELINE COM INC            COMMON STOCK     741503403     1746      2811 SH       SOLE                     828         0      1983
QUALCOMM INC                 COMMON STOCK     747525103      910     14665 SH       SOLE                       0         0     14665
SCHLUMBERGER LTD             COMMON STOCK     806857108     5042     72765 SH       SOLE                   30429         0     42336
WORKDAY INC                  COMMON STOCK     98138H101     1144     20989 SH       SOLE                   10308         0     10681
GRAINGER W W INC             COMMON STOCK     384802104     1767      8733 SH       SOLE                    2709         0      6024
S REPORT SUMMARY                 25 DATA RECORDS             2093034
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